Taxation - Exceptional tax (credits)/charges (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	$ 999	$ 1,294	$ 1,163
Brand and tangible asset impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(138)	63	(154)
Restructuring programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(46)	(15)	(27)
Distribution model transformation
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(36)	0	0
Various dispute and litigation matters
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(12)	(23)	0
Disposal of businesses and brands
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	3	(1)	37
Borrowing cost capitalised
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	15	0	0
US MAP
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0	0	(68)
Distribution termination fee
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	0	0	(14)
Total exceptional items
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	(214)	24	(226)
Distill Ventures programme
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	30
Aviation American gin
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	55
Various US brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	40
Bells Whisky
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	13
Shui Jing Fang brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		95
Chase brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		19
US ready to drink portfolio brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges		$ 13
McDowell's brand impairment
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			154
Various dispute and litigation matters in North America and Europe
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges	$ 12
Guinness Cameroun SA
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			52
USL businesses
Disclosure Of Exceptional Tax Expense Income [Line Items]
Exceptional tax (credits)/charges			$ (11)